TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Supply Agreements (Details) $ in Thousands		1 Months Ended		12 Months Ended
		Mar. 31, 2023 USD ($) installment	Nov. 30, 2016 MW	Dec. 31, 2024 USD ($) installment	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	May 30, 2024 USD ($)	Nov. 30, 2021 USD ($)	Mar. 31, 2017 USD ($)
Supply Commitment [Line Items]
Accrued liabilities	[1]			$ 86,724	$ 113,456
Other long-term liabilities	[1]			15,551	38,494
Contractual interest expense	[2]			45,366	42,438	$ 30,343
TotalEnergies | Related party
Supply Commitment [Line Items]
Contract with customer, refund liability					18,229
Danish Fields Solar LLC | Related party
Supply Commitment [Line Items]
Contract liabilities								$ 57,100
Liquidated damages setoff				$ 7,300
Contractual interest expense					2,100
Total Supply Agreement | SunPower and TotalEnergies
Supply Commitment [Line Items]
Period for commitment			4 years
Power commitment (MW) | MW			200
Maximum power covered (MW) | MW			150
Option to purchase performance line solar panels (MW) | MW			50
Total Supply Agreement | TotalEnergies
Supply Commitment [Line Items]
Contract liabilities									$ 88,500
The Amendment to the Solarization Agreement | SunPower and TotalEnergies | Related party
Supply Commitment [Line Items]
Contract with customer, refund liability		$ 24,300
Number of installments | installment		12
Number of installments paid | installment				3
The Amendment to the Solarization Agreement | TotalEnergies | Related party
Supply Commitment [Line Items]
Accrued liabilities					10,100
Other long-term liabilities					$ 8,100
The Termination of the Solarization Agreement | TotalEnergies
Supply Commitment [Line Items]
Convertible notes							$ 16,200

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).
[2]	In fiscal year 2023, we had related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer related parties to the Company and the related party balance relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).